Unaudited Interim Condensed Consolidated Statements of Operations and Comprehenisve Income		6 Months Ended
		Sep. 30, 2024 SGD ($) $ / shares shares		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 22,099,549		$ 17,223,559	$ 20,483,795
Cost of revenue		(14,422,920)		(11,240,683)	(12,912,013)
Gross profit		7,676,629		5,982,876	7,571,782
Selling and marketing expenses		(2,461,020)		(1,918,027)	(1,913,781)
Research and development expenses		(51,376)		(40,041)	(48,291)
General and administrative expenses		(3,821,950)		(2,978,683)	(2,916,668)
Total operating expenses		(6,334,346)		(4,936,751)	(4,878,740)
Income from operations		1,342,283		1,046,125	2,693,042
Other income (expense)
Other income, net		200,766		156,470	37,187
Interest expense		(88,865)		(69,259)	(79,173)
Total other income, net		111,901		87,211	(41,986)
Income before income tax		1,454,184		1,133,336	2,651,056
Income tax expense		(337,177)		(262,783)	(553,689)
Net income		1,117,007	[1]	870,553	2,097,367	[1]
Other comprehensive loss
Foreign currency translation loss		(388,769)		(302,992)
Total comprehensive loss		$ 728,238		$ 567,561	$ 2,097,367
Weighted average number of ordinary shares
Basic (in Shares)	[2]	13,614,754		13,614,754	12,500,000
Diluted (in Shares)	[2]	13,614,754		13,614,754	12,500,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.08		$ 0.06	$ 0.17
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.08		$ 0.06	$ 0.17

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.